SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Changes in the allowance for doubtful accounts
Balance at beginning of year			$ 245
Charged to cost and expenses	935	[1]		245
Released from doubtful accounts			(245)
Balance at end of year	$ 935			$ 245

[1]	Provision for bad debt related to payment intermediator.